Fair Value Measurements (Details) - Schedule of Level 3 to Level 2 within the fair value hierarchy	12 Months Ended
Dec. 31, 2022 USD ($)
Warrant liabilities [Member]
Fair Value Measurements (Details) - Schedule of Level 3 to Level 2 within the fair value hierarchy [Line Items]
Level 3 financial instruments begininng	$ 170,867
Change in fair value	(153,191)
Transfer to Level 2	(17,676)
Level 3 financial instruments ending
Total Level 3 Financial Instruments [Member]
Fair Value Measurements (Details) - Schedule of Level 3 to Level 2 within the fair value hierarchy [Line Items]
Level 3 financial instruments begininng	170,867
Change in fair value	(153,191)
Transfer to Level 2	(17,676)
Level 3 financial instruments ending